Share-Based Payments	12 Months Ended
Jun. 30, 2025
Share-Based Payments [Abstract]
Share-Based Payments

16 Share-based payments

(a) Employee Option Plan

The establishment of the ‘Omnibus Incentive Plan’ (OIP) was renewed by shareholders at the annual general meeting held on 16 November 2023. The plan is designed to provide long-term incentives for employees (including directors) to deliver long-term shareholder returns. Participation in the plan is at the board’s discretion, and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits.

The options issued under the plan have vesting conditions based on the achievement of service milestone, which are achieved if the holder remains with the group until the date is reached. The dates vary from the initial public offering up to 5 years from the grant dated. There are no performance or market conditions attached to any of the below options under the plan.

Set out below are summaries of all listed and unlisted options.

	2025		2024		2023
	Weighted average exercise price per share	Number of	Weighted average exercise price per share	Number of	Weighted average exercise price per share	Number of
	option	options	option	options	option	options
As at 1 July	$0.31	77,473,719	$0.36	58,678,263	$0.60	27,873,360
Granted during the year	$0.05	164,772,115	$0.11	18,795,456	$0.17	32,804,903
Forfeited during the year	0.01	(4,650,648)	$-	-	$0.36	(2,000,000)
As at 30 June	$0.13	237,595,186	$0.31	77,473,719	$0.36	58,678,263
Vested and exercisable at 30 June	$0.30	68,176,817	$0.46	32,931,239	$0.60	11,583,676

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Grant date	Expiry date	Exercise price	Share options 30 June 2025	Share options 30 June 2024	Share options 30 June 2023
2021-03-29	2025-11-25	0.60	1,900,002	1,900,022	1,900,002
2021-04-05	2025-11-25	0.60	1,900,002	1,900,002	1,900,002
2021-04-26	2025-11-25	0.60	1,900,002	1,900,002	1,900,002
2021-06-27	2026-11-25	0.60	2,533,336	2,533,336	2,533,336
2021-07-28	2026-11-25	0.60	2,533,336	2,533,336	2,533,336
2021-08-02	2026-11-25	0.60	8,666,678	8,666,678	8,666,678
2021-12-21	2025-12-21	0.60	400,000	400,000	400,000
2022-03-02	2027-05-27	0.60	740,000	740,000	740,000
2022-04-22	2027-06-01	0.60	1,666,500	2,500,000	2,500,000
2022-07-01	2027-07-01	0.17	13,137,976	13,137,976	13,137,976
2022-11-16	2026-12-01	0.60	3,800,004	3,800,004	3,800,004
2022-11-16	2027-06-30	0.17	18,366,927	18,366,927	18,366,927
2023-02-07	2028-02-01	0.16	100,000	100,000	100,000
2023-05-18	2028-05-18	0.20	200,000	200,000	200,000
2023-06-01	2026-05-31	0.14	505,598	505,598	-
2023-07-01	2028-07-01	0.112	3,658,514	7,176,190	-
2023-07-24	2028-07-24	0.121	500,000	500,000	-
2023-11-16	2028-07-01	0.11	10,113,668	10,113,668	-
2023-12-13	2028-12-13	0.076	500,000	500,000	-
2024-06-01	2027-05-31	0.032	2,300,838	2,300,838	-
2024-07-01	2029-07-01	0.041	30,480,627	-	-
2024-08-23	2026-09-30	0.060	24,000,000	-	-
				-	-
2024-11-25	2029-06-30	0.041	59,290,690	-	-
2024-11-25	2029-09-30	0.060	48,000,000	-	-
2025-01-30	2028-12-13	0.027	400,000	-	-
Total			237,594,698	79,774,557	58,678,263

The following options were granted outside of the OIP plan to non-employees, vesting immediately upon issue. The outstanding balance at the end of the year is detailed below:

Grant date	Expiry date	Exercise price	Share options 30 June 2025	Share options 30 June 2024	Share options 30 June 2023
2021-09-13	2024-11-25	0.90	-	13,680,012	13,680,012
2022-11-25	2026-11-30	0.20	79,352,040	79,352,040	79,352,040
2023-11-14	2028-07-01	0.11	7,500,000	7,500,000	-
2024-02-06	2028-04-30	0.09	8,955,224	8,955,224	-
2024-08-28	2026-08-24	0.060	818,890,534	-	-
Total			914,697,798	109,487,276	93,032,052

Weighted average remaining contractual life of options outstanding at end of year	3.12	2.98	3.68
(i)	Fair value of options granted

The assessed fair value of options at grant date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

The model inputs for options granted during the year ended 30 June 2025 included:

	Expiry date	Exercise price ($)	No. of options	Share price at grant date ($)	Expected volatility	Dividend yield	Risk-free interest rate	Fair value at grant date ($)
01/06/2024	31/05/2027	0.032	2,300,838	0.032	74.49%	0.00%	3.77%	37,504
01/07/2024	01/07/2029	0.041	30,480,627	0.041	77.09%	0.00%	3.80%	734,582
23/08/2024	30/09/2026	0.060	24,000,000	0.034	67.23%	0.00%	3.60%	187,200
23/08/2024	24/02/2025	0.050	149,925,040	0.034	32.19%	0.00%	3.60%	29,985
28/08/2024	24/08/2026	0.060	818,890,534	0.033	-	-	-	-
25/11/2024	30/09/2025	0.060	48,000,000	0.026	81.15%	0.00%	4.08%	628,794
25/11/2024	30/06/2029	0.041	59,290,690	0.026	81.15%	0.00%	4.08%	865,644
30/01/2025	13/12/2028	0.027	400,000	0.027	88.95%	0.00%	3.79%	6,960
			1,133,287,729

(b) Expenses arising from share-based payment transactions

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Options issued	2,157,778	3,029,236	4,221,280